[LOGO OF USAA]
   USAA(R)

                      USAA INCOME STOCK Fund

                                [GRAPHIC OF USAA INCOME STOCK FUND]

                      S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "
                                         I BELIEVE THE NEXT FEW MONTHS
[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY
                                      AS TO THE TRUE HEALTH OF THE ECONOMY
                                          AND ITS POTENTIAL FOR GROWTH.
                                                       "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S. economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings--an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   1

SHAREHOLDER VOTING RESULTS                                                   8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 10

   Notes to Portfolio of Investments                                        17

   Financial Statements                                                     18

   Notes to Financial Statements                                            21


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                      1/31/03                       7/31/02
--------------------------------------------------------------------------------
Net Assets                        $1,391.9 Million             $1,575.5 Million
Net Asset Value Per Share              $12.00                       $14.30

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
7/31/02 TO 1/31/03*        1 YEAR             5 YEARS             10 YEARS
     -8.40%               -20.67%             -1.24%                6.98%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA INCOME   RUSSELL 1000(R)                  LIPPER EQUITY INCOME   LIPPER EQUITY INCOME
              STOCK FUND    VALUE INDEX     S&P 500 INDEX       FUNDS AVERAGE          FUNDS INDEX
             -----------   ---------------  -------------   --------------------   --------------------
 1/31/1993    $10000.00      $10000.00       $10000.00           $10000.00             $10000.00
 2/28/1993     10234.95       10348.97        10136.24            10201.69              10202.73
 3/31/1993     10602.06       10654.67        10349.97            10493.21              10515.84
 4/30/1993     10475.76       10517.96        10099.81            10377.89              10430.68
 5/31/1993     10579.84       10729.55        10369.31            10522.84              10589.99
 6/30/1993     10743.41       10967.23        10399.58            10613.84              10704.27
 7/31/1993     10773.71       11088.14        10357.71            10681.96              10790.70
 8/31/1993     11089.92       11488.63        10749.84            11046.39              11155.22
 9/30/1993     11255.56       11507.87        10667.41            11045.96              11164.08
10/31/1993     11308.26       11498.25        10887.92            11174.65              11300.91
11/30/1993     11018.19       11259.19        10784.15            11016.70              11101.67
12/31/1993     11040.89       11474.20        10914.53            11191.62              11301.71
 1/31/1994     11353.44       11905.61        11285.24            11523.00              11654.62
 2/28/1994     11142.47       11499.62        10979.09            11221.31              11365.60
 3/31/1994     10600.78       11070.96        10501.35            10776.73              10911.23
 4/30/1994     10767.41       11283.23        10635.89            10948.09              11054.09
 5/31/1994     10838.82       11413.75        10809.76            11067.33              11180.18
 6/30/1994     10601.00       11140.34        10545.23            10898.73              11016.04
 7/31/1994     10858.38       11487.25        10891.26            11205.93              11326.95
 8/31/1994     11413.36       11817.68        11336.76            11585.27              11703.94
 9/30/1994     11227.51       11426.12        11059.76            11359.43              11482.36
10/31/1994     11210.97       11585.49        11307.88            11433.31              11544.57
11/30/1994     10780.77       11118.36        10896.57            11027.96              11112.61
12/31/1994     10963.18       11247.51        11057.90            11120.56              11198.24
 1/31/1995     11189.83       11593.73        11344.46            11377.68              11398.35
 2/28/1995     11525.61       12052.62        11786.14            11753.19              11765.28
 3/31/1995     11810.45       12317.78        12133.37            12019.98              12042.69
 4/30/1995     12108.26       12707.28        12490.39            12303.90              12331.18
 5/31/1995     12550.73       13241.05        12988.85            12704.15              12709.32
 6/30/1995     12669.85       13420.41        13290.02            12841.15              12877.82
 7/31/1995     12902.72       13887.62        13730.55            13167.25              13230.80
 8/31/1995     13109.72       14083.89        13764.82            13318.47              13393.80
 9/30/1995     13533.56       14593.20        14345.39            13763.52              13810.66
10/31/1995     13258.99       14448.30        14294.14            13629.89              13615.18
11/30/1995     13717.79       15180.07        14920.92            14230.00              14188.66
12/31/1995     14100.94       15561.60        15208.34            14617.47              14538.75
 1/31/1996     14388.90       16046.46        15725.35            14965.73              14871.06
 2/29/1996     14514.88       16167.80        15871.65            15048.01              14979.50
 3/31/1996     14730.64       16442.69        16024.46            15258.45              15167.74
 4/30/1996     14712.43       16505.89        16260.50            15398.02              15306.73
 5/31/1996     15021.97       16712.28        16679.13            15637.64              15533.17
 6/30/1996     15105.14       16725.94        16742.72            15666.93              15556.05
 7/31/1996     14607.47       16093.85        16003.44            15129.32              15047.07
 8/31/1996     14893.17       16554.12        16341.51            15498.40              15387.16
 9/30/1996     15256.77       17212.14        17260.43            16046.34              15952.67
10/31/1996     15803.37       17877.65        17736.30            16413.82              16329.86
11/30/1996     16583.22       19174.03        19075.77            17325.10              17262.84
12/31/1996     16738.10       18929.39        18697.89            17214.50              17151.52
 1/31/1997     17192.35       19847.03        19865.42            17805.27              17779.26
 2/28/1997     17458.97       20138.63        20021.38            18054.97              18024.04
 3/31/1997     16794.60       19414.54        19200.27            17513.57              17440.65
 4/30/1997     16764.65       20230.21        20345.48            18010.33              17959.52
 5/31/1997     17693.24       21360.31        21589.36            19013.63              18994.04
 6/30/1997     18242.76       22276.66        22549.14            19722.03              19711.86
 7/31/1997     19202.37       23952.62        24342.89            20951.70              20899.39
 8/31/1997     18990.25       23099.24        22980.18            20303.17              20230.69
 9/30/1997     20057.35       24495.37        24238.01            21295.85              21257.02
10/31/1997     19718.83       23810.92        23429.44            20688.18              20633.26
11/30/1997     20639.19       24863.71        24513.14            21384.51              21317.30
12/31/1997     21255.87       25589.51        24933.82            21890.52              21809.15
 1/31/1998     20907.95       25227.40        25209.34            21828.43              21799.52
 2/28/1998     21701.64       26925.76        27026.49            23026.67              22976.92
 3/31/1998     22746.55       28572.64        28409.37            24120.51              24017.22
 4/30/1998     22351.72       28763.72        28700.28            24123.72              24004.44
 5/31/1998     22351.72       28337.25        28207.64            23790.81              23708.74
 6/30/1998     22571.99       28700.39        29352.58            23948.71              23901.51
 7/31/1998     21752.80       28193.88        29042.37            23318.12              23285.99
 8/31/1998     19583.06       23998.15        24846.43            20500.54              20477.42
 9/30/1998     20753.66       25375.57        26439.49            21584.57              21530.27
10/31/1998     21219.51       27341.17        28586.78            22880.75              22803.60
11/30/1998     22267.68       28614.97        30318.66            23860.48              23768.86
12/31/1998     22977.06       29588.90        32064.62            24424.65              24377.78
 1/31/1999     23141.43       29825.19        33404.95            24276.79              24346.34
 2/28/1999     22343.05       29404.21        32366.91            23755.06              23895.32
 3/31/1999     22929.04       30012.72        33661.54            24260.25              24399.58
 4/30/1999     24617.43       32815.90        34965.06            26032.77              26132.47
 5/31/1999     24534.78       32455.21        34140.31            25763.48              25766.78
 6/30/1999     25472.05       33397.48        36029.84            26594.87              26579.05
 7/31/1999     24592.47       32419.72        34909.73            25891.49              25907.87
 8/31/1999     24093.25       31216.49        34736.90            25241.30              25303.19
 9/30/1999     23477.05       30125.60        33785.80            24357.25              24407.63
10/31/1999     24260.04       31859.55        35922.88            25306.55              25229.57
11/30/1999     23663.48       31610.38        36653.07            25118.39              25088.17
12/31/1999     23542.29       31763.00        38808.85            25393.62              25398.60
 1/31/2000     22868.90       30726.79        36859.23            24514.94              24435.44
 2/29/2000     21086.39       28443.93        36162.23            23083.84              23059.78
 3/31/2000     23755.12       31914.46        39697.66            25286.16              25193.33
 4/30/2000     23675.27       31543.07        38503.75            25191.36              25002.26
 5/31/2000     24447.14       31875.63        37714.41            25624.15              25380.25
 6/30/2000     23672.67       30418.82        38643.26            24990.14              24834.08
 7/31/2000     23645.84       30799.77        38039.64            25154.48              24977.97
 8/31/2000     24906.60       32513.51        40401.13            26595.12              26442.89
 9/30/2000     24741.24       32811.25        38268.76            26635.39              26384.17
10/31/2000     25297.54       33617.20        38106.17            27208.49              26939.03
11/30/2000     24755.15       32369.38        35104.34            26298.19              25992.11
12/31/2000     26090.26       33991.09        35276.55            27579.07              27294.18
 1/31/2001     26076.26       34121.82        36527.38            27786.24              27519.84
 2/28/2001     25446.06       33172.97        33198.89            27021.26              26601.83
 3/31/2001     25056.40       32000.75        31096.90            26165.34              25628.68
 4/30/2001     26268.35       33570.12        33511.53            27471.25              26959.91
 5/31/2001     26789.77       34324.22        33736.34            27982.62              27428.01
 6/30/2001     25775.80       33562.95        32915.54            27333.95              26746.99
 7/31/2001     26144.43       33491.60        32591.39            27363.29              26717.91
 8/31/2001     25378.81       32150.07        30553.16            26477.69              25836.00
 9/30/2001     23639.96       29887.32        28086.12            24790.04              24056.18
10/31/2001     23354.45       29630.10        28622.00            24784.31              24179.63
11/30/2001     24353.73       31352.67        30816.95            26065.30              25427.56
12/31/2001     25000.40       32091.12        31087.08            26525.43              25874.37
 1/31/2002     24762.73       31843.85        30633.67            26285.02              25620.50
 2/28/2002     24851.85       31894.98        30042.76            26364.93              25658.19
 3/31/2002     25922.32       33403.94        31172.77            27380.46              26630.54
 4/30/2002     25041.32       32258.33        29283.67            26548.78              25723.04
 5/31/2002     25235.44       32420.05        29068.69            26564.81              25745.15
 6/30/2002     23679.49       30558.58        26998.85            24922.25              24129.78
 7/31/2002     21445.01       27717.89        24894.79            22898.56              22191.97
 8/31/2002     21340.03       27927.17        25057.77            23065.44              22356.00
 9/30/2002     18913.72       24822.00        22337.21            20700.08              20029.21
10/31/2002     19742.61       26660.96        24301.09            21875.65              21242.87
11/30/2002     20417.47       28340.54        25730.03            23150.07              22461.54
12/31/2002     20250.06       27109.56        24219.22            22283.77              21622.31
 1/31/2003     19644.36       26453.27        23585.98            21700.91              21020.57



                           DATA FROM 1/31/93 THROUGH 1/31/03.

                 THE RUSSELL 1000 VALUE INDEX REPLACED THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 1000 VALUE INDEX IS AN INDEX OF LARGE-CAP VALUE STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP VALUE STOCKS THAT PAY DIVIDENDS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 PLEASE SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund to the following benchmarks:

                       o The Russell 1000(R) Value Index, which measures the
                         performance of companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures stock performance of the 1,000 largest companies in the Russell 3000(R) Index.

                       o The S&P 500 Index, an unmanaged index representing the
                         weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                       o The Lipper Equity Income Funds Average, an average
                         performance level of all mixed equity and income funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                       o The Lipper Equity Income Funds Index, which tracks the
                         total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2003, the USAA Income Stock Fund had a total return of -8.40%. This compares to a return of -5.62% for the average fund in the Lipper Equity Income Funds category, a return of -4.56% for the Russell 1000 Value Index, and a return of -5.26% for the S&P 500 Index.

WHAT WERE THE MAJOR DRIVERS OF THE WESTWOOD MANAGEMENT CORPORATION (WESTWOOD) PORTION OF THE FUND'S PERFORMANCE IN THE PERIOD?

                 Although investor preference for dividend-paying stocks helped performance during the six-month period, a strong rally in beaten-down securities during October and November had a negative impact on performance. At Westwood, stocks with low share prices, poor fundamentals, and high relative valuations do not represent value, and therefore we did not participate fully in the October/November rally. We note, however, that these lower-quality stocks were unable to maintain their momentum in December and January.

HOW WAS WESTWOOD POSITIONED WITHIN INDUSTRY SECTORS AND WHAT IMPACT DID THIS HAVE ON PERFORMANCE?

                 The largest positive contributions to performance came from the consumer staples sector and from energy exploration and production-related companies, in which we were overweight, and from technology, in which we had an average underweight position relative to the Russell 1000 Value Index. The largest underweight sector for the Fund remained in financials, due in large part to the fact that the sector makes up 32% of the index,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER EQUITY INCOME FUNDS AVERAGE, THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 and Westwood's risk control parameters prohibit sector allocations above 25%. Our allocation to the real estate investment trust (REIT) sector exceeded the index, and this proved beneficial to performance during the period.

WHAT DROVE PERFORMANCE IN THE PORTION OF THE FUND RUN BY THE BOSTON COMPANY ASSET MANAGEMENT, LLC (THE BOSTON COMPANY)?

                 Our sector allocation versus the index was positive, while our security selection was negative during the six-month period. This is unusual for The Boston Company, since security selection is the area in which we have historically added the most value. Because of our strict policy of selling stocks when we see a genuine violation of our fundamental investment case or an absence of a catalyst to move a stock toward fair value, we liquidated eight of the 10 worst-performing holdings. These included TXU Corp., where there were reports of financial improprieties, and CIGNA Corp., which suffered when underwriting problems came to light.

HOW DID SECTOR ALLOCATION AFFECT THE BOSTON COMPANY'S PERFORMANCE?

                 We were slightly underweight in financial services, which worked to our advantage. We were also helped by our holdings in integrated telecommunication services, where both Verizon Communications, Inc. and Sprint Corp. - FON Group benefited as it began to appear that the Federal Trade Commission would give more favorable terms to fixed-line providers in new contracts with carriers that use their lines. We've subsequently trimmed these telecommunications positions, given our view that investors may have gotten a bit ahead of the better prospects. Given the problems at TXU Corp. and CIGNA Corp., utilities and health care detracted from performance, while an overweight in REITs and consumer services stocks helped.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-16.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HAS THE BOSTON COMPANY MADE ANY MAJOR CHANGES TO THE PORTFOLIO?

                 Beyond selling the eight stocks that caused the recent underperformance, no. We believe there is positive evidence that the economy is taking a foothold and will do well once we get past the geopolitical issues, and our focus is on reducing volatility in the portfolio. We own many companies that have been buying back their own stock, shoring up their balance sheets, reducing debt, and enhancing their earnings prospects going forward. We believe these companies, many of which are trading at low valuations, are poised to operate from a much stronger standpoint in the future.

WHAT IS WESTWOOD'S OUTLOOK?

                 We expect the U.S. economic recovery to continue in 2003, albeit at a modest and uneven pace. Our portion of the Fund has a focus on companies showing positive and improving fundamentals along with positive free-cash-flow generation. We are investing in cyclical companies with positive free cash flow that should benefit from an economic recovery, and this is reflected in the Fund's overweight positions in the basic materials, producer durables, and energy sectors, as well as positions in select technology stocks. We are also balancing the portfolio with a focus on companies that offer attractive dividend yields.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                             TOP 10 EQUITY HOLDINGS
                               (% of Net Assets)

Citigroup, Inc.                                                3.1%

Verizon Communications, Inc.                                   2.8%

Exxon Mobil Corp.                                              2.4%

Merck & Co., Inc.                                              2.4%

Bank of America Corp.                                          2.3%

ChevronTexaco Corp.                                            2.1%

Fannie Mae                                                     1.7%

American Express Co.                                           1.6%

Bear Stearns Companies, Inc.                                   1.6%

United Technologies Corp.                                      1.6%



                               TOP 10 INDUSTRIES*
                               (% of Net Assets)

Diversified Financial Services                                10.6%

Banks                                                         10.0%

Integrated Oil & Gas                                           8.1%

Integrated Telecommunication Services                          8.0%

Real Estate Investment Trusts                                  5.8%

Aerospace & Defense                                            4.9%

Pharmaceuticals                                                4.3%

Electric Utilities                                             4.1%

Packaged Foods & Meat                                          3.6%

Oil & Gas Exploration & Production                             3.2%


*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-16.

8

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. The Fund's shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR             AGAINST         ABSTAIN    BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 78,304,881         2,754,637       1,480,106         N/A


PROPOSAL 2D
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and The Boston Company Asset Management, LLC.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR             AGAINST         ABSTAIN    BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 78,097,987         2,856,039       1,585,598         N/A

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 2F
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Westwood Management Corporation.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR             AGAINST         ABSTAIN    BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 78,014,374         2,871,344       1,653,906         N/A


PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Directors of USAA Mutual Fund, Inc. to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                     FOR             AGAINST         ABSTAIN    BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 74,343,960         5,276,512       1,831,643      1,087,509


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES     SECURITY                                                      (000)
---------------------------------------------------------------------------------
              STOCKS (97.2%)

              AEROSPACE & DEFENSE (4.9%)
  630,000     Boeing Co.                                              $    19,902
  750,000     Goodrich Corp.                                               12,900
  249,900     Lockheed Martin Corp.                                        12,757
  356,200     United Technologies Corp.                                    22,647
                                                                      -----------
                                                                           68,206
                                                                      -----------
              ALUMINUM (1.5%)
1,052,300     Alcoa, Inc.                                                  20,804
                                                                      -----------

              APPAREL RETAIL (0.3%)
  329,800     Gap, Inc.                                                     4,825
                                                                      -----------

              AUTO PARTS & EQUIPMENT (0.7%)
   68,100     Johnson Controls, Inc.                                        5,500
   67,151     Magna International, Inc.                                     3,828
                                                                      -----------
                                                                            9,328
                                                                      -----------
              AUTOMOBILE MANUFACTURERS (1.2%)
  465,100     General Motors Corp.                                         16,897
                                                                      -----------

              BANKS (10.0%)
  212,000     Amsouth Bancorp                                               4,344
  451,000     Bank of America Corp.                                        31,592
  472,700     Bank One Corp.                                               17,258
  110,900     First Tennessee National Corp.                                4,159
  812,900     FleetBoston Financial Corp.                                  21,225
  171,300     M&T Bank Corp.                                               13,670
  454,100     U.S. Bancorp                                                  9,581
  233,000     Wachovia Corp.                                                8,381
  415,000     Washington Mutual, Inc.                                      14,297
  180,300     Wells Fargo & Co.                                             8,541
  234,300     Wells Fargo & Co., Capital Trust IV (preferred)               6,272
                                                                      -----------
                                                                          139,320
                                                                      -----------
              BROADCASTING & CABLE TV (0.8%)
1,047,176     Liberty Media Corp. "A"*                                     10,440
                                                                      -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES     SECURITY                                                      (000)
---------------------------------------------------------------------------------
              COMPUTER HARDWARE (3.0%)
  525,000     Apple Computer, Inc.*                                   $     7,539
  728,750     Hewlett-Packard Co.                                          12,688
  274,000     IBM Corp.                                                    21,435
                                                                      -----------
                                                                           41,662
                                                                      -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
  182,300     Deere & Co.                                                   7,693
                                                                      -----------
              CONSUMER ELECTRONICS (0.7%)
  572,900     Koninklijke Philips Electronics N.V.                          9,848
                                                                      -----------
              DEPARTMENT STORES (0.9%)
  238,800     Federated Department Stores, Inc.*                            6,213
  262,300     Sears, Roebuck & Co.                                          6,938
                                                                      -----------
                                                                           13,151
                                                                      -----------
              DIVERSIFIED CHEMICALS (2.3%)
  129,000     Akzo Nobel N.V.                                               3,399
  142,800     Dow Chemical Co.                                              4,150
  494,600     Du Pont (E. I.) De Nemours & Co.                             18,730
  158,300     Eastman Chemical Co.                                          5,419
                                                                      -----------
                                                                           31,698
                                                                      -----------
              DIVERSIFIED FINANCIAL SERVICES (10.6%)
  625,300     American Express Co.                                         22,217
  368,000     Bear Stearns Companies, Inc.                                 22,834
1,242,400     Citigroup, Inc.                                              42,714
  366,600     Fannie Mae                                                   23,719
  150,500     Fannie Mae (preferred)                                        7,871
  140,800     Goldman Sachs Group, Inc.                                     9,589
  416,400     J. P. Morgan Chase & Co.                                      9,719
  233,300     Morgan Stanley                                                8,842
                                                                      -----------
                                                                          147,505
                                                                      -----------
              ELECTRIC UTILITIES (4.1%)
  161,100     Consolidated Edison, Inc.                                     6,431
  107,800     Dominion Resources, Inc.                                      5,842
  336,600     DTE Energy Co.                                               14,110
  123,500     Entergy Corp.                                                 5,490
  349,500     Progress Energy, Inc.                                        14,123
  373,200     Southern Co.                                                 10,513
                                                                      -----------
                                                                           56,509
                                                                      -----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES     SECURITY                                                      (000)
---------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   87,700     Emerson Electric Co.                                    $     4,116
  234,100     Rockwell Automation, Inc.                                     5,396
                                                                      -----------
                                                                            9,512
                                                                      -----------
              FOOTWEAR (0.3%)
   99,700     Nike, Inc. "B"                                                4,441
                                                                      -----------

              GAS UTILITIES (1.1%)
  311,900     Kinder Morgan Energy Partners                                11,213
  213,700     Nisource, Inc.                                                3,797
                                                                      -----------
                                                                           15,010
                                                                      -----------
              HEALTH CARE EQUIPMENT (0.9%)
  129,700     Baxter International, Inc. (convertible preferred)            6,504
   94,300     C.R. Bard, Inc.                                               5,345
                                                                      -----------
                                                                           11,849
                                                                      -----------
              HOME IMPROVEMENT RETAIL (0.2%)
  155,500     Home Depot, Inc.                                              3,250
                                                                      -----------

              HOTELS, RESORTS, & CRUISE LINES (0.9%)
  552,700     Starwood Hotels & Resorts Worldwide, Inc.                    12,961
                                                                      -----------

              HOUSEHOLD APPLIANCES (0.3%)
   77,500     Whirlpool Corp.                                               4,028
                                                                      -----------

              HOUSEHOLD PRODUCTS (1.2%)
   65,900     Kimberly-Clark Corp.                                          3,053
  160,000     Procter & Gamble Co.                                         13,691
                                                                      -----------
                                                                           16,744
                                                                      -----------
              INDUSTRIAL CONGLOMERATES (0.9%)
  553,700     General Electric Co.                                         12,813
                                                                      -----------

              INSURANCE BROKERS (0.6%)
  206,000     Marsh & McLennan Companies, Inc.                              8,782
                                                                      -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES     SECURITY                                                      (000)
---------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (8.1%)
  178,400     BP plc ADR                                              $     6,959
  462,900     ChevronTexaco Corp.                                          29,811
  276,848     ConocoPhillips                                               13,341
  994,900     Exxon Mobil Corp.                                            33,976
  342,100     Marathon Oil Corp.                                            7,150
  284,700     Occidental Petroleum Corp.                                    8,316
  367,200     Petroleo Brasileiro S.A. ADR                                  5,446
  186,600     Royal Dutch Petroleum Co. ADR                                 7,817
                                                                      -----------
                                                                          112,816
                                                                      -----------
              INTEGRATED TELECOMMUNICATION SERVICES (8.0%)
  128,200     Alltel Corp. (convertible preferred)                          6,141
  587,420     AT&T Corp.                                                   11,443
  836,000     BellSouth Corp.                                              19,044
  896,400     SBC Communications, Inc.                                     21,908
  194,300     Sprint Corp. - FON Group                                      2,359
  367,000     Telefonos de Mexico S.A. de C.V. ADR "L"                     10,988
1,012,500     Verizon Communications, Inc.                                 38,758
                                                                      -----------
                                                                          110,641
                                                                      -----------
              LIFE & HEALTH INSURANCE (1.6%)
  226,000     Lincoln National Corp.                                        7,289
  485,000     Prudential Financial, Inc.                                   15,408
                                                                      -----------
                                                                           22,697
                                                                      -----------
              MOVIES & ENTERTAINMENT (1.1%)
  537,500     News Corp. Ltd. ADR (preferred)                              11,948
  211,700     Walt Disney Co.                                               3,705
                                                                      -----------
                                                                           15,653
                                                                      -----------
              MULTI-LINE INSURANCE (1.0%)
  199,600     American International Group, Inc.                           10,802
   85,100     Hartford Financial Services Group                             3,547
                                                                      -----------
                                                                           14,349
                                                                      -----------
              OFFICE ELECTRONICS (0.8%)
1,307,100     Xerox Corp.*                                                 11,568
                                                                      -----------

              OFFICE SERVICES & SUPPLIES (0.5%)
  193,800     Pitney Bowes, Inc.                                            6,306
                                                                      -----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES     SECURITY                                                      (000)
---------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.4%)
  152,000     Nabors Industries, Inc.*                                $     5,601
                                                                      -----------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
  201,400     Schlumberger Ltd.                                             7,593
                                                                      -----------
              OIL & GAS EXPLORATION & PRODUCTION (3.2%)
   94,200     Anadarko Petroleum Corp.                                      4,343
  222,800     Apache Corp.                                                 13,905
  331,200     Murphy Oil Corp.                                             13,977
  460,000     Unocal Corp.                                                 12,811
                                                                      -----------
                                                                           45,036
                                                                      -----------
              OIL & GAS - REFINING & MARKETING &
                TRANSPORTATION (0.3%)
  135,100     Valero Energy Corp.                                           4,646
                                                                      -----------
              PACKAGED FOODS & MEAT (3.6%)
  871,200     ConAgra Foods, Inc.                                          21,370
   79,048     Del Monte Foods Co.*                                            662
  200,600     General Mills, Inc.                                           9,013
  570,600     H.J. Heinz Co.                                               18,436
                                                                      -----------
                                                                           49,481
                                                                      -----------
              PAPER PRODUCTS (0.5%)
  208,800     International Paper Co.                                       7,454
                                                                      -----------
              PHARMACEUTICALS (4.3%)
  208,700     GlaxoSmithkline plc ADR                                       8,089
  595,000     Merck & Co., Inc.                                            32,957
  432,300     Pfizer, Inc.                                                 13,125
  339,200     Schering-Plough Corp.                                         6,143
                                                                      -----------
                                                                           60,314
                                                                      -----------
              PHOTOGRAPHIC PRODUCTS (0.5%)
  225,100     Eastman Kodak Co.                                             6,821
                                                                      -----------

              PROPERTY & CASUALTY INSURANCE (0.9%)
  225,700     Allstate Corp.                                                7,942
   79,000     Chubb Corp.                                                   4,244
                                                                      -----------
                                                                           12,186
                                                                      -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
   NUMBER                                                                   VALUE
OF SHARES     SECURITY                                                      (000)
---------------------------------------------------------------------------------
              PUBLISHING (0.6%)
  108,000     Gannett Co., Inc.                                       $     7,847
                                                                      -----------
              RAILROADS (1.5%)
  367,300     Union Pacific Corp.                                          20,958
                                                                      -----------
              REAL ESTATE INVESTMENT TRUSTS (5.8%)
  840,300     Equity Office Properties Trust                               20,117
  851,700     Equity Residential Properties Trust                          20,816
   14,500     Kimco Realty Corp.                                              455
  292,100     Plum Creek Timber Co., Inc.                                   6,374
  547,000     ProLogis Trust                                               13,593
   16,400     Senior Housing Properties Trust                                 183
  516,800     Simon Property Group, Inc.                                   16,899
   43,500     SL Green Reality Corp.                                        1,315
   51,700     Ventas, Inc.                                                    587
                                                                      -----------
                                                                           80,339
                                                                      -----------
              RESTAURANTS (0.4%)
  359,300     McDonald's Corp.                                              5,116
                                                                      -----------
              SEMICONDUCTORS (0.3%)
  268,000     Intel Corp.                                                   4,197
                                                                      -----------
              SPECIALTY CHEMICALS (0.9%)
  395,000     International Flavors & Fragrances, Inc.                     12,549
                                                                      -----------
              SYSTEMS SOFTWARE (0.6%)
  168,500     Microsoft Corp.                                               7,997
                                                                      -----------
              TELECOMMUNICATION EQUIPMENT (0.4%)
  670,500     Motorola, Inc.                                                5,351
                                                                      -----------
              TOBACCO (2.3%)
  543,700     Altria Group, Inc.                                           20,590
  194,900     Imperial Tobacco Group plc ADR                                6,122
  178,000     UST, Inc.                                                     5,500
                                                                      -----------
                                                                           32,212
                                                                      -----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                           MARKET
    NUMBER                                                                  VALUE
 OF SHARES     SECURITY                                                     (000)
---------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
   180,000     Genuine Parts Co.                                      $     5,310
                                                                      -----------
               Total stocks (cost: $1,461,172)                          1,352,314
                                                                      -----------

               MONEY MARKET INSTRUMENTS (4.5%)

 8,689,978     AIM Short-Term Investment Co., 1.30% (a,b)                   8,690
18,337,048     Merrill Lynch Premier Institutional
                  Fund, 1.33% (a,b)                                        18,337
    49,266     SSgA Money Market Fund, 1.03% (a)                               49
35,913,745     SSgA Prime Money Market Fund, 1.23% (a)                     35,914
                                                                      -----------
               Total money market instruments (cost: $62,990)              62,990
                                                                      -----------

               TOTAL INVESTMENTS (COST: $1,524,162)                   $ 1,415,304
                                                                      ===========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 6.3% of net assets at January 31, 2003.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at January 31, 2003.

         (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

           * Non-income-producing security for the 12 months preceding January 31, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $26,379) (identified cost of $1,524,162)                 $ 1,415,304
   Cash                                                                           232
   Receivables:
      Capital shares sold                                                         552
      Dividends and interest                                                    3,269
      Securities sold                                                          13,539
      Other                                                                         6
                                                                          -----------
           Total assets                                                     1,432,902
                                                                          -----------
LIABILITIES
   Payable upon return of securities loaned                                    27,028
   Securities purchased                                                        12,481
   Capital shares redeemed                                                        625
   USAA Investment Management Company                                             503
   USAA Transfer Agency Company                                                   195
   Accounts payable and accrued expenses                                          186
                                                                          -----------
         Total liabilities                                                     41,018
                                                                          -----------
            Net assets applicable to capital shares outstanding           $ 1,391,884
                                                                          ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $ 1,610,678
   Accumulated undistributed net investment income                              2,185
   Accumulated net realized loss on investments                              (112,121)
   Net unrealized depreciation of investments                                (108,858)
                                                                          -----------
            Net assets applicable to capital shares outstanding           $ 1,391,884
                                                                          ===========
   Capital shares outstanding                                                 115,984
                                                                          ===========
   Authorized shares of $.01 par value                                        250,000
                                                                          ===========
   Net asset value, redemption price, and offering price per share        $     12.00
                                                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME
   Income:
      Dividends (net of foreign taxes withheld of $70)                    $    22,131
      Interest                                                                    265
      Fees from securities loaned                                                  16
                                                                          -----------
         Total income                                                          22,412
                                                                          -----------
   Expenses:
      Management fees                                                           3,347
      Administrative and servicing fees                                         1,111
      Transfer agent's fees                                                     1,152
      Custodian's fees                                                            149
      Postage                                                                     111
      Shareholder reporting fees                                                  157
      Directors' fees                                                               2
      Registration fees                                                            25
      Professional fees                                                            37
      Other                                                                        23
                                                                          -----------
         Total expenses                                                         6,114
      Expenses paid indirectly                                                     (9)
                                                                          -----------
         Net expenses                                                           6,105
                                                                          -----------
            Net investment income                                              16,307
                                                                          -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                          (106,036)
   Change in net unrealized appreciation/depreciation                         (42,042)
                                                                          -----------
            Net realized and unrealized loss                                 (148,078)
                                                                          -----------
Decrease in net assets resulting from operations                          $  (131,771)
                                                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                              1/31/2003        7/31/2002
                                                            ----------------------------
FROM OPERATIONS
   Net investment income                                    $    16,307     $     39,324
   Net realized gain (loss) on investments                     (106,036)         119,126
   Change in net unrealized appreciation/depreciation
      of investments                                            (42,042)        (513,138)
                                                            ----------------------------
      Decrease in net assets resulting from operations         (131,771)        (354,688)
                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (15,991)         (40,955)
                                                            ----------------------------
   Net realized gains                                          (109,136)         (59,485)
                                                            ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     77,761          165,526
   Shares issued for dividends reinvested                       115,257           92,335
   Cost of shares redeemed                                     (119,696)        (206,159)
                                                            ----------------------------
      Increase in net assets from capital
        share transactions                                       73,322           51,702
                                                            ----------------------------
Net decrease in net assets                                     (183,576)        (403,426)

NET ASSETS
   Beginning of period                                        1,575,460        1,978,886
                                                            ----------------------------
   End of period                                            $ 1,391,884     $  1,575,460
                                                            ============================
Accumulated undistributed net investment income
   End of period                                            $     2,185     $      1,869
                                                            ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    5,879            9,896
   Shares issued for dividends reinvested                         9,174            5,648
   Shares redeemed                                               (9,261)         (12,652)
                                                            ----------------------------
      Increase in shares outstanding                              5,792            2,892
                                                            ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund). The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                    2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                    3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the investment subadvisers of the Fund, under valuation procedures approved by the Company's Board of Directors.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date; interest income is recorded on the accrual basis. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                    2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                    Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                    component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                    Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $9,000.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining
         CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $582,466,000 and $603,155,000, respectively.

         At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $50,438,000 and $159,296,000, respectively, resulting in net unrealized depreciation of $108,858,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $26,379,000 and

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

         received cash collateral of $27,028,000 for the loans. Of this amount, $27,027,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and provides portfolio management oversight of the Fund's assets. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July
                    31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                    of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 1.00% to 4.00%              +/- 0.04%
         +/- 4.01% to 7.00%              +/- 0.05%
         +/- 7.01% and greater           +/- 0.06%

         (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $3,347,000, which is net of a performance fee adjustment of $(355,000).

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with The Boston Company Asset Management, LLC (The Boston Company) and Westwood Management Corporation (Westwood), under which The Boston Company and Westwood direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company and Westwood a subadvisory fee.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,111,000.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

                 D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $ 23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,152,000.

                 E. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on May
         4, 1987. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                          YEAR ENDED JULY 31,
                                    ----------------------------------------------------------------------------------
                                          2003             2002           2001          2000         1999         1998
                                    ----------------------------------------------------------------------------------
Net asset value at
      beginning of period           $    14.30       $    18.44     $    17.63    $    20.69   $    19.65   $    19.01
                                    ----------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                .15              .36            .48           .56          .60          .75
      Net realized and
        unrealized gain (loss)           (1.31)           (3.57)          1.33         (1.38)        1.75         1.66
                                    ----------------------------------------------------------------------------------
Total from investment operations         (1.16)           (3.21)          1.81          (.82)        2.35         2.41
                                    ----------------------------------------------------------------------------------
Less distributions:
      From net investment income          (.14)            (.37)          (.49)         (.58)        (.58)        (.75)
      From realized capital gains        (1.00)            (.56)          (.51)        (1.66)        (.73)       (1.02)
                                    ----------------------------------------------------------------------------------
Total distributions                      (1.14)            (.93)         (1.00)        (2.24)       (1.31)       (1.77)
                                    ----------------------------------------------------------------------------------
Net asset value at end of period    $    12.00       $    14.30     $    18.44    $    17.63   $    20.69   $    19.65
                                    ==================================================================================
Tota return (%)*                         (8.40)          (17.97)         10.57         (3.85)       13.05        13.28
Net assets at end of period (000)   $1,391,884       $1,575,460     $1,978,886    $1,882,665   $2,484,296   $2,496,570
Ratio of expenses to
      average net assets (%)**             .83(a,b)         .82(b)         .67(b)        .67          .65          .65
Ratio of net investment income
      to average net assets (%)**         2.20(a)          2.14           2.57          2.97         3.06         3.85
Portfolio turnover (%)                   40.93            93.98          17.65         13.34        34.20        22.34

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2003, average net assets were $1,467,866,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                          (.01%)              -              -           N/A          N/A          N/A

30

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

32

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

34

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

 INVESTMENT ADVISER,      USAA Investment Management Company
        UNDERWRITER,      9800 Fredericksburg Road
     AND DISTRIBUTOR      San Antonio, Texas 78288

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday-Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road               -------------
   USAA(R)        San Antonio, Texas 78288                 PRSRT STD
                                                              U.S.
                                                            Postage
                                                            P A I D
                                                             USAA
                                                         -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               -----------------------------------
                           INSURANCE o MEMBER SERVICES

23422-0303                                 (C)2003, USAA. All rights reserved.